SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares		6 Months Ended		12 Months Ended
		Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning	[2]	275,000	[1]		[1]	10,120
Weighted Average Exercise Price, Outstanding, Beginning	[2]	8.80	[1]		[1]	50.00
Number of Warrants, Granted			[1]	275,000	[1],[2]		[2]
Weighted Average Exercise Price, Granted			[1]	8.80	[1],[2]		[2]
Number of Warrants, Forfeited			[1]		[1],[2]		[2]
Weighted Average Exercise Price, Forfeited			[1]		[1],[2]		[2]
Number of Warrants, Exercised			[1]		[1],[2]	(10,120)	[2]
Weighted Average Exercise Price, Exercised			[1]		[1],[2]	50.00	[2]
Weighted Average Remaining Contractual Term, Outstanding, Ending		8 months 12 days		1 year 3 months 18 days		1 year 3 months 18 days
Number of Warrants, Outstanding, Ending	[1]	275,000		275,000	[2]		[2]
Weighted Average Exercise Price, Outstanding, Ending	[1]	8.80		8.80	[2]		[2]
Number of Warrants, Exercisable, Ending		275,000	[1]	275,000	[2]
Weighted Average Exercise Price, Exercisable, Ending		8.80	[1]	8.80	[2]
Weighted Average Remaining Contractual Term, Exercisable, Ending		8 months 12 days		1 year 3 months 18 days

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)